Related party transactions (Details) - EUR (€)		12 Months Ended
	Sep. 05, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016	Sep. 30, 2015	Dec. 19, 2014
Related Party Transaction [Line Items]
Revenue from related party		€ 268,227,000	€ 194,241,000	€ 100,195,000
Other operating expenses from related party		4,185,000	2,826,000	1,506,000
Accounts receivable, related party		16,505,000	23,605,000
Related party payable		0	7,129,000
Proceeds from issuance of credit facility		20,000,000	20,000,000	0
Repayments of debt		40,000,000	0	0
Proceeds from issuance of loan from related party		€ 0	€ 7,129,000	€ 1,039,000
Revenue | Customer Concentration Risk | Expedia
Related Party Transaction [Line Items]
Concentration risk, percentage		36.00%	39.00%	32.00%
Uncommitted Credit Facility
Related Party Transaction [Line Items]
Uncommitted credit facility principle amount		€ 50,000,000
Uncommitted Credit Facility | LIBOR
Related Party Transaction [Line Items]
Debt basis spread on variable rate		1.00%
Bank of America Merrill Lynch International Ltd. | Uncommitted Credit Facility
Related Party Transaction [Line Items]
Uncommitted credit facility principle amount	€ 10,000,000						€ 50,000,000
Proceeds from issuance of credit facility		€ 20,000,000	€ 20,000,000
Repayments of debt		40,000,000
Bank of America Merrill Lynch International Ltd. | Uncommitted Credit Facility | LIBOR
Related Party Transaction [Line Items]
Debt basis spread on variable rate	1.00%
Principal owner | Expedia
Related Party Transaction [Line Items]
Revenue from related party		268,200,000	194,200,000	€ 100,200,000
Other operating expenses from related party		4,200,000	2,800,000	1,500,000
Accounts receivable, related party		€ 16,500,000	23,600,000
Related party payable			7,100,000		€ 7,100,000	€ 7,100,000
Proceeds from issuance of loan from related party				1,000,000
Principal owner | Expedia | Minimum
Related Party Transaction [Line Items]
Prior notice period on customary commercial terms		3 days
Principal owner | Expedia | Maximum
Related Party Transaction [Line Items]
Prior notice period on customary commercial terms		7 days
Principal owner | Data Hosting Services Agreement | Expedia
Related Party Transaction [Line Items]
Termination notice period		30 days
Expenses for data hosting services		€ 21,000	€ 21,000	€ 21,000
Principal owner | Services and Support Agreement | Expedia
Related Party Transaction [Line Items]
Termination notice period		90 days